KEELEY Gabelli SMID Cap Value Fund
Schedule of Investments—June 30, 2025 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS — 99 .1%
Banking — 3 .7%
14,043 Columbia Banking System Inc. ......................... $ 328,325
9,035 NCR Atleos Corp. † ............................................ 257,769
3,135 Wintrust Financial Corp. ................................... 388,677
974,771
Broadcasting — 1 .0%
1,432 Nexstar Media Group Inc. ................................ 247,664
Building and Construction — 7 .0%
2,560 Amrize Ltd. † ...................................................... 126,848
10,722 Everus Construction Group Inc. † ..................... 681,169
4,831 Fortune Brands Innovations Inc. ...................... 248,700
5,539 Knife River Corp. † ............................................. 452,204
10,479 Tri Pointe Homes Inc. † ...................................... 334,804
1,843,725
Business Services — 7 .1%
3,664 Howard Hughes Holdings Inc. † ...................... 247,320
3,354 Lamar Advertising Co. , Cl. A, REIT ................. 407,042
22,235 Outfront Media Inc. , REIT ................................ 362,875
14,817 Vestis Corp. ........................................................ 84,901
9,488 Vontier Corp. ..................................................... 350,107
2,701 WEX Inc. † ........................................................... 396,750
1,848,995
Communication Services — 0 .4%
3,563 Ziff Davis Inc. † ................................................... 107,852
Computer Software and Services — 4 .5%
24,394 Alight Inc. , Cl. A ................................................ 138,070
21,388 Amentum Holdings Inc. † ................................. 504,971
16,096 NCR Voyix Corp. † ............................................. 188,806
2,514 TD SYNNEX Corp. ............................................ 341,150
1,172,997
Consumer Products — 6 .4%
5,251 Brunswick Corp. ................................................ 290,065
5,145 Hasbro Inc. ......................................................... 379,804
6,096 Kontoor Brands Inc. ........................................... 402,153
2,999 PVH Corp. .......................................................... 205,732
7,592 Spectrum Brands Holdings Inc. ........................ 402,376
1,680,130
Containers and Packaging — 1 .2%
73,051 Ardagh Metal Packaging SA ............................. 312,658
Diversified Industrial — 9 .6%
2,889 Chart Industries Inc. † ........................................ 475,674
1,626 Crane Co. ............................................................ 308,761
6,456 Crane NXT Co. ................................................... 347,978
2,111 Esab Corp. .......................................................... 254,481
10,297 GXO Logistics Inc. † ........................................... 501,464
1,783 ITT Inc. ............................................................... 279,628
4,775 nVent Electric plc ............................................... 349,769
2,517,755
Energy and Utilities — 15 .9%
63,241 Algonquin Power & Utilities Corp. .................. 362,371
2,837 Chord Energy Corp. .......................................... 274,763
6,086 Evergy Inc. ......................................................... 419,508
3,251 Expand Energy Corp. ........................................ 380,172
7,644 International Seaways Inc. ................................ 278,853
21,443 MDU Resources Group Inc. .............................. 357,455
5,074 NRG Energy Inc. ................................................ 814,783
Shares
Market
Value
10,876 Sable Offshore Corp. † ....................................... $ 239,054
6,185 Southwest Gas Holdings Inc. ............................ 460,102
16,340 TechnipFMC plc ................................................. 562,750
4,149,811
Entertainment — 1 .2%
5,737 Atlanta Braves Holdings Inc. , Cl. C † ................ 268,319
2,970 Seaport Entertainment Group Inc. † ................. 55,391
323,710
Financial Services — 11 .8%
7,117 Air Lease Corp. .................................................. 416,273
8,839 Enact Holdings Inc. ........................................... 328,369
9,228 Equitable Holdings Inc. ..................................... 517,691
3,692 Popular Inc. ........................................................ 406,895
4,506 SouthState Corp. ................................................ 414,687
7,464 Synovus Financial Corp. ................................... 386,262
9,201 Virtu Financial Inc. , Cl. A .................................. 412,113
3,053 Voya Financial Inc. ............................................ 216,763
3,099,053
Food and Beverage — 4 .2%
1,783 Kellanova ............................................................ 141,802
4,408 Lamb Weston Holdings Inc. ............................. 228,555
7,217 Molson Coors Beverage Co. , Cl. B .................... 347,065
24,156 WK Kellogg Co. ................................................. 385,047
1,102,469
Health Care — 13 .9%
14,602 CareTrust REIT Inc. ........................................... 446,821
14,567 Concentra Group Holdings Parent Inc. ........... 299,643
19,810 Embecta Corp. .................................................... 191,959
7,203 Enovis Corp. † ..................................................... 225,886
3,379 GRAIL Inc. † ....................................................... 173,748
703 Labcorp Holdings Inc. ....................................... 184,545
9,176 Organon & Co. ................................................... 88,824
14,948 Perrigo Co. plc ................................................... 399,411
6,084 Solventum Corp. † .............................................. 461,411
14,297 Strawberry Fields REIT Inc. .............................. 150,690
3,150 The Ensign Group Inc. ...................................... 485,919
12,469 The Pennant Group Inc. † .................................. 372,200
16,230 Zimvie Inc. † ....................................................... 151,750
3,632,807
Hotels and Gaming — 3 .1%
6,957 Gaming and Leisure Properties Inc. , REIT ...... 324,753
6,299 VICI Properties Inc. , REIT ................................. 205,347
3,421 Wyndham Hotels & Resorts Inc. ...................... 277,820
807,920
Metals and Mining — 3 .6%
6,099 Kaiser Aluminum Corp. .................................... 487,310
18,138 OR Royalties Inc. ............................................... 466,328
953,638
Real Estate — 2 .2%
12,051 Millrose Properties Inc. , REIT ........................... 343,574
9,650 Sila Realty Trust Inc. , REIT ............................... 228,416
571,990
Retail — 1 .3%
6,712 Bath & Body Works Inc. .................................... 201,091
7,365 Victoria's Secret & Co. † ..................................... 136,400
337,491
Specialty Chemicals — 1 .0%
1,307 Ashland Inc. ....................................................... 65,716

KEELEY Gabelli SMID Cap Value Fund
Schedule of Investments (Continued)—June 30, 2025 (Unaudited)
2
__________
Shares
Market
Value
COMMON STOCKS (Continued)
Specialty Chemicals (Continued)
5,414 Valvoline Inc. † .................................................... $ 205,028
270,744
TOTAL COMMON STOCKS ......................... 25,956,180
WARRANTS — 0.0%
Energy and Utilities — 0.0%
7,970 Electriq Power Holdings Inc. , expire
07/31/28 † (a) ..................................................... 1
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 0 .9%
$ 235,000 U.S. Treasury Bill,
4.308% †† , 08/07/25 .......................................... 233,975
TOTAL INVESTMENTS — 100.0%
(Cost $ 17,867,388 ) ........................................... $ 26,190,156
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yield at date of purchase.
REIT Real Estate Investment Trust